General Information	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
General Information
1.	GENERAL INFORMATION
Boyd Group Services Inc. (“BGSI” or the “Company”) is a Canadian corporation and controls The Boyd Group Inc. and its subsidiaries.
The Company’s business consists of the ownership and operation of autobody/autoglass repair facilities and related services. At the reporting date, the Company operated locations in Canada under the trade names Boyd Autobody & Glass and Assured Automotive, as well as in the U.S. under the trade name Gerber Collision & Glass. The Company is also a major retail auto glass operator in the U.S. under the trade names Gerber Collision & Glass, Glass America, Auto Glass Service, Auto Glass Authority and Autoglassonly.com. In addition, the Company operates Gerber National Claim Services (“GNCS”), that offers glass, emergency roadside and first notice of loss services. The Company also operates Mobile Auto Solutions (“MAS”) in the U.S. and Volta Auto Diagnostics Ltd. (“Volta”) in Canada that offer mobile calibration and diagnostic services.
The shares of the Company are listed on the Toronto Stock Exchange and New York Stock Exchange under the symbols TSX: BYD.TO and NYSE: BGSI, respectively. The head office and principal address of the Company are located at 1745 Ellice Avenue, Unit C1, Winnipeg, Manitoba, Canada, R3H 1A6.
The consolidated financial statements for the year ended December 31, 2025 (including comparatives) were approved and authorized for issue by the Board of Directors on March 17, 2026.